Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance due to shareholders			$ 9,981,686	$ 6,988,023
Capital contribution from shareholders	$ 38,100,000	$ 38,100,000	23,382,842	11,501,028
Advance from customers – related party			38,422
Chairman and Chief Executive Officer [Member]
Sale of home products, materials and provide advertising services			$ 901,956